UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/16 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.6%)
	ALABAMA (0.5%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$342,280

	ALASKA (0.3%)
	North Slope Boro Alaska, General Obligation Unlimited:
130,000	Prerefunded, Ser. A, NATL-RE Insured, 5.00%, 6/30/17	Aa2		134,003
70,000	Unrefunded, Ser. A, NATL-RE Insured, 5.00%, 6/30/17	Aa2		72,193
				206,196
	ARIZONA (1.0%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2		178,284
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		261,990
200,000	Yuma Municipal Property Corp., Revenue Bonds, Senior Lien, 5.00%, 7/1/27	A1		249,044
				689,318
	ARKANSAS (0.8%)
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		551,895

	CALIFORNIA (14.8%)
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	171,705
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		118,942
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children's Hospital, Ser. B, 5.00%, 8/15/26	Aa3		299,187
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		297,184
225,000	California State Department of Water Resources Center Valley Project Water System, Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		248,643
	California State Public Works Board, Revenue Bonds:
500,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A1		599,985
200,000	Ser. H, 5.00%, 12/1/24	A1		254,154
	California State, General Obligation Unlimited:
565,000	5.00%, 2/1/38	Aa3		664,446
500,000	5.25%, 11/1/40	Aa3		575,285
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	262,985
250,000	Cupertino Union School District, General Obligation Unlimited, Election 2012, Ser. C, 4.00%, 8/1/40	Aa1		280,660
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		331,615
300,000	Golden State Tobacco Securitization Corp., Asset-Backed Bonds, Ser. A, 5.00%, 6/1/32	A1		365,697
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, AGM Insured, 5.25%, 10/15/21	A2		274,031
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		151,908
	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C:
60,000	Senior Ser. B, 5.00%, 7/1/22	Aa2		73,085
75,000	Senior Ser. C, 5.00%, 7/1/21	AA+	*	88,967
200,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Revenue Bonds, Ser. D, 4.00%, 12/1/40	Aa3		219,794
	Metropolitan Water District of Southern California, Refunding Revenue Bonds:
330,000	Ser. C, 4.00%, 10/1/22	Aa1		376,414
60,000	Ser. F, 5.00%, 7/1/28	Aa1		72,340

1

September 30, 2016

Principal Amount		Rating (unaudited)		Value

$225,000	Napa Valley Unified School District, General Obligation Unlimited, Ser. A, 5.00%, 8/1/28	Aa2		$291,299
50,000	Sacramento City Financing Authority, Revenue Bonds, Master Lease Program Facilities, Ser. E, AMBAC Insured, 5.25%, 12/1/24 (2)	A2		63,878
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	Aa3		179,513
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		293,455
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		162,021
150,000	San Francisco Bay Area Rapid Transit District, General Obligation Unlimited, Election 2004, Ser. D, 4.00%, 8/1/24	Aaa		180,666
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa1		212,820
130,000	San Marcos Redevelopment Agency Successor Agency, Tax Allocation, Refunding Bonds, Ser. A, 5.00%, 10/1/25	AA-	*	167,142
355,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	Aa3		364,365
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		157,815
220,000	Southern California Public Power Authority, Mead-Adelanto Project, Authority Interest, Revenue Bonds, Ser. A, 5.00%, 7/1/29	Aa2		278,678
200,000	State of California, General Obligation Unlimited, 4.00%, 3/1/25	Aa3		239,298
	State of California, General Obligation Unlimited, Refunding Bonds:
300,000	5.00%, 11/1/23	Aa3		374,022
105,000	5.00%, 2/1/24	Aa3		125,923
250,000	5.25%, 2/1/29	Aa3		300,600
	State of California, General Obligation Unlimited, Various Purpose Bonds:
115,000	5.00%, 11/1/23	Aa3		143,375
250,000	5.00%, 9/1/41	Aa3		292,767
150,000	University of California Limited Project, Revenue Bonds, Ser. G, 5.00%, 5/15/37	Aa3		177,510
150,000	University of California, Revenue Bonds, Ser. I, 5.00%, 5/15/28	Aa3		190,139
				9,922,313
	COLORADO (0.9%)
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		590,635

	CONNECTICUT (0.8%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		208,008
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		302,500
				510,508
	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	218,464

	DISTRICT OF COLUMBIA (0.2%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		117,526

	FLORIDA (6.0%)
395,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, NATL-RE Insured, 4.50%, 7/1/18	A2		403,619
140,000	Central Florida Expressway Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/37	A2		153,495
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/23	A1		292,843
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa3		294,492
125,000	City of Tampa, Florida Baycare Health System, Revenue Bonds, Ser. A, 5.00%, 11/15/24	Aa2		149,054
	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D:
250,000	5.00%, 12/1/40	Aa1		302,290
125,000	5.00%, 12/1/45	Aa1		150,575

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)	Value

$240,000	County of State Lucie, Florida Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/24	A1	$293,407
75,000	Hillsborough County Industrial Development Authority, Hospital Revenue Refunding Bonds, Tampa General Hospital Project, Ser. A, 5.00%, 10/1/20	A3	85,711
300,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A2	367,017
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2	853,822
325,000	Orange County Health Facilities Authority, Revenue Bonds, Ser. A, 5.00%, 10/1/39	A2	391,089
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1	294,962
			4,032,376
	GEORGIA (3.2%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1	166,442
500,000	City of Atlanta, Georgia Water & Wastewater Revenue, Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3	558,125
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	Aa2	138,720
500,000	Ser. A, 4.00%, 7/1/36	Aa2	538,825
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	707,099
			2,109,211
	GUAM (0.5%)
	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured:
150,000	5.00%, 10/1/20	A2	169,107
120,000	5.00%, 10/1/39	A2	140,404
			309,511
	HAWAII (1.0%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	578,940
100,000	City & County Honolulu Hawaii, General Obligation Unlimited, Ser. A, 5.00%, 10/1/38	Aa1	121,390
			700,330
	IDAHO (0.9%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	A2	287,347
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	295,650
			582,997

3

September 30, 2016

Principal Amount		Rating (unaudited)		Value

	ILLINOIS (2.7%)
$100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A2		$110,859
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A2		215,740
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2		290,783
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	Aa3		176,457
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1		219,408
100,000	Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited, Ser. A, 5.00%, 12/1/44	AA+	*	117,077
500,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2		525,665
150,000	University of Illinois, Revenue Bonds, Auxiliary Facilities System, Ser. A, 5.00%, 4/1/17	Aa3		152,994
				1,808,983
	INDIANA (1.2%)
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		793,875

	IOWA (0.9%)
50,000	Iowa Finance Authority, Health Care Facility, Genesis Health System, Revenue Bonds, 5.00%, 7/1/22	A1		60,068
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		528,710
				588,778
	KANSAS (0.7%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		500,740

	KENTUCKY (1.0%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects, Ser. A, 5.00%, 7/1/19	Aa2		497,578
125,000	Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds, 4.00%, 6/1/23	A2		142,955
				640,533
	LOUISIANA (1.4%)
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
300,000	City of Bossier City, 5.00%, 11/1/26	Aa3		376,221
250,000	Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		299,603
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa3		174,293
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	A1		104,088
				954,205
	MAINE (0.9%)
225,000	Maine Municipal Bond Bank, Revenue Bonds, Ser. D, 4.00%, 11/1/20	AA+	*	250,553
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		237,356
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		117,532
				605,441

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	MASSACHUSETTS (4.2%)
$245,000	Martha's Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A-	*	$247,288
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		537,995
	Massachusetts Development Finance Agency:
500,000	Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		588,935
75,000	Partners Healthcare, Revenue Bonds, Ser. L, 5.00%, 7/1/36	Aa3		86,698
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		281,765
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		662,055
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2		293,243
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa1		120,169
				2,818,148
	MICHIGAN (0.2%)
145,000	Michigan Finance Authority, State Revolving Fund Revenue, Clean Water, Refunding Revenue Bonds, 5.00%, 10/1/20	AAA	*	167,764

	MINNESOTA (0.3%)
150,000	State of Minnesota Public Facilities Authority Revenue, Refunding Revenue Bonds, Ser. B, 5.00%, 3/1/28	Aaa		192,893

	MISSISSIPPI (0.5%)
300,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		330,747

	MISSOURI (0.3%)
150,000	Metropolitan State Louis Sewer District, Waste Water System Improvement, Refunding Revenue Bonds, Ser. B, 5.00%, 5/1/31	Aa1		186,140

	NEBRASKA (1.1%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A3		325,726
95,000	Public Power Generation Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/38	A2		113,801
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1		271,648
				711,175
	NEVADA (0.4%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		275,065

	NEW HAMPSHIRE (0.8%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		554,910

	NEW JERSEY (3.8%)
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		116,637
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,163,960
	New Jersey State Health Care Facilities Financing Authority, Hospital Asset Transformation Program, Revenue Bonds:
55,000	Prerefunded, Ser. A, 5.25%, 10/1/18	**		59,767
190,000	Unrefunded, Ser. A, 5.25%, 10/1/18	A3		203,828

5

September 30, 2016

Principal Amount		Rating (unaudited)	Value

$150,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/26	A3	$164,343
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	A3	252,972
250,000	Ser. B, 5.00%, 6/15/18	A3	265,063
	New Jersey State Turnpike Authority, Revenue Bonds:
165,000	Ser. A, 5.00%, 1/1/29	A2	196,713
100,000	Ser. F, 5.00%, 1/1/35	A2	117,163
			2,540,446
	NEW MEXICO (0.6%)
140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3	154,542
200,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Ser. A, 5.00%, 7/1/24	Aa2	251,968
			406,510
	NEW YORK (9.4%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa2	158,408
200,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aa1	211,188
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	Aa1	435,852
110,000	Long Island Power Authority, Revenue Bonds, Ser. B, 5.00%, 9/1/23	A3	132,442
	Metropolitan Transportation Authority, New York:
200,000	Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A1	234,350
500,000	Revenue Bonds, Subser. C-1, 5.00%, 11/15/34	A1	606,410
	New York State Dormitory Authority, Revenue Bonds:
10,000	Albany Medical Center, Ser. A-1, AGM/FHA Insured, 5.00%, 8/15/18	A2	10,036
100,000	Barnard College, Ser. A, 5.00%, 7/1/30	A1	122,804
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1	113,606
50,000	Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3	59,378
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	Aa1	547,370
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1	165,177
250,000	State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1	307,920
150,000	State Personal Income Tax Revenues, Ser. B, Group C, 5.00%, 2/15/38	Aa1	180,689
300,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 12/15/16	Aa1	302,703
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa	534,145
125,000	Ser. C, 4.13%, 6/15/22	Aaa	127,746
	New York State Urban Development Corp., State Personal Income Tax Revenue:
250,000	Revenue Bonds, Ser. A, 5.00%, 3/15/28	Aa1	316,947
135,000	Revenue Bonds, Ser. A, 5.00%, 3/15/29	Aa1	166,188
	New York State, General Obligation Unlimited:
150,000	Fiscal 2015, Ser. A, 5.00%, 8/1/26	Aa2	188,212
65,000	Prerefunded Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2	67,718
285,000	Prerefunded Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2	296,813
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3	108,266
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3	115,523
325,000	Port Authority of New York & New Jersey, Revenue Bonds, 194th Series, 5.00%, 10/15/41	Aa3	393,604
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1	286,232
100,000	Unrefunded, Ser. C, 5.00%, 11/15/19	Aa3	108,770
			6,298,497

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	NEW YORK CITY (6.6%)
$250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		$292,790
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		262,722
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
250,000	Ser. DD, 4.50%, 6/15/38	Aa1		264,295
100,000	Ser. DD, 5.00%, 6/15/34	Aa1		120,977
65,000	Ser. EE, 5.00%, 6/15/45	Aa1		77,229
60,000	Ser. FF, 5.00%, 6/15/45	Aa1		70,263
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa1		221,084
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa1		167,496
500,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa1		513,525
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		346,464
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		165,212
120,000	Subordinated Future Tax Secured, Subser. A-1, 5.00%, 8/1/26	Aa1		152,191
150,000	Subordinated Future Tax Secured, Subser. B-1, 5.00%, 8/1/32	Aa1		186,962
200,000	Subser. A-1, 5.00%, 8/1/31	Aa1		246,740
200,000	Subser. B-1, 5.00%, 8/1/39	Aa1		245,100
250,000	Subser. E-1, 5.00%, 2/1/32	Aa1		308,780
135,000	Subser. E-1, 5.00%, 2/1/40	Aa1		162,568
160,000	Subser. F-1, 5.00%, 5/1/23	Aa1		196,906
135,000	Unrefunded, Ser. B, 5.00%, 11/1/23	Aa1		138,351
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art, Ser. 1A, 5.00%, 4/1/28	Aa2		270,377
				4,410,032
	NORTH CAROLINA (3.0%)
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A-	*	325,450
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A2		409,609
300,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		346,263
85,000	North Carolina Medical Care Commission, Revenue Bonds, Wake Forest Baptist Obligated Group, Ser. B, 5.00%, 12/1/24	A2		102,123
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		218,765
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		283,183
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		335,749
				2,021,142
	NORTH DAKOTA (0.8%)
290,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Ser. E, 5.00%, 5/1/25	Aa1		362,523
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		158,743
				521,266

7

September 30, 2016

Principal Amount		Rating (unaudited)		Value

	OHIO (2.0%)
$200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	$239,136
250,000	City of Cleveland, Ohio Water Pollution Control, Green Bonds, Revenue Bonds, 5.00%, 11/15/45	Aa3		296,000
	City of Columbus, Ohio Library Fund Facilities Notes, Revenue Bonds:
70,000	Prerefunded, Ser. 1, 5.00%, 12/1/23		**	81,359
80,000	Unrefunded, Ser. 1, 5.00%, 12/1/23	Aa2	*	92,023
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		337,035
250,000	Country of Franklin, Ohio Hospital Facilities Revenue, Revenue Bonds, 5.00%, 5/15/45	Aa2		293,552
				1,339,105
	OKLAHOMA (0.4%)
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	294,863

	OREGON (1.2%)
150,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. D, 5.00%, 4/1/28	Aa2		188,157
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		597,625
				785,782
	PENNSYLVANIA (4.7%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		576,955
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	228,372
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		534,981
300,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A1		321,702
500,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Revenue Bonds, Ser. AS, 5.00%, 6/15/28	Aa3		618,720
100,000	Pennsylvania Infrastructure Investment Authority, Revenue Bonds, Ser. A, 4.00%, 5/15/32	AAA	*	112,231
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		332,625
	University of Pittsburgh-of the Commonwealth System of Higher Education, Capital Project Revenue Bonds, Ser. B:
100,000	5.00%, 9/15/19	Aa1		110,296
50,000	5.00%, 9/15/31	Aa1		54,678
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	251,424
				3,141,984

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	RHODE ISLAND (0.4%)
$250,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan, Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		$251,340

	SOUTH CAROLINA (2.7%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		558,080
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aaa		408,142
195,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		211,682
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		251,067
325,000	South Carolina Public Service Authority, Revenue Bonds, Ser. A, 5.00%, 12/1/38	A1		388,229
				1,817,200
	TENNESSEE (0.6%)
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A1		281,697
80,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		87,225
				368,922
	TEXAS (8.7%)
	City of Arlington, Texas Special Tax Revenue, Refunding Bonds:
125,000	Prerefunded, 5.00%, 8/15/28		**	136,930
200,000	Unrefunded, 5.00%, 8/15/28	A1	*	214,992
65,000	City of Austin Texas, Water & Wastewater System Revenue, Revenue Bonds, 5.00%, 11/15/32	Aa2		76,058
160,000	City of Corpus Christi, Texas General Improvement Bonds, 5.00%, 3/1/24	Aa2		198,822
100,000	City of Dallas, Unrefunded General Obligation Limited, Refunding Bonds, 5.00%, 2/15/23	Aa2		119,435
160,000	City of El Paso Texas, Water & Sewer Revenue, Improvement Refunding Revenue Bonds, Ser. A, 5.00%, 3/1/23	AA+	*	191,224
65,000	City of Houston Texas, Combined Utility System Revenue, Revenue Bonds, Ser. D, 5.00%, 11/15/42	AA	*	76,639
	City of Houston, Texas Public Improvement, General Obligation Limited:
135,000	5.00%, 3/1/25		**	147,706
15,000	5.00%, 3/1/25	Aa3		16,414
125,000	City of Leander, Texas Certificates of Obligation, Parking Facility Improvements, General Obligation Limited, 5.00%, 8/15/32	Aa3		151,081
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		85,604
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2		243,420
275,000	Dallas Area Rapid Transit, Revenue Bonds, Ser. A, 5.00%, 12/1/36	Aa2		333,778
250,000	Fort Worth Independent School District, School Building, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 2/15/20	Aa1		283,193
670,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa2		747,077
200,000	Harris County, Texas Unlimited Tax Road, General Obligation Unlimited, Ser. A, 5.00%, 10/1/28	Aaa		251,742
	Leander Independent School District, Prefunded Bonds, General Obligation Unlimited:
555,000	PSF-GTD Insured,0.00%, 8/15/41 (1)		**	132,817
195,000	PSF-GTD Insured,0.00%, 8/15/41 (1)	AAA	*	46,564
	Lower Colorado River Authority, Revenue Bonds:
250,000	Ser. A, 5.00%, 5/15/31	A1		293,603
250,000	Ser. B, 5.00%, 5/15/23	A2		303,455

9

September 30, 2016

Principal Amount		Rating (unaudited)		Value

$135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		$142,852
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		237,700
100,000	State of Texas, Transportation Commission, Highway Improvement, 5.00%, 4/1/25	Aaa		125,516
150,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. A, 3.00%, 8/1/35	Aaa		154,467
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		317,454
300,000	Texas City Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/24	Aaa		379,086
200,000	Texas Water Development Board, Revenue Bonds, Ser. A, 5.00%, 10/15/27	AAA	*	255,148
125,000	University of Texas Financing System, Revenue Bonds, Ser. D, 4.25%, 8/15/19	Aaa		136,653
				5,799,430
	VERMONT (0.8%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College, 5.00%, 10/1/42	Baa1		225,688
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		290,567
				516,255
	VIRGINIA (0.2%)
100,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program, Ser. C, 5.00%, 11/1/18	Aaa		108,511

	WASHINGTON (2.9%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		275,868
165,000	County of King Washington Refunding, General Obligation Limited, Ser. E, 5.00%, 12/1/30	Aa1		205,808
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	Aa3		107,589
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		295,698
200,000	Seattle Museum Development Authority, Special Obligation Refunding Bonds, Municipal Government Guaranteed, 5.00%, 4/1/26	Aa1		247,420
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3		378,465
100,000	Washington State, Motor Vehicle Fuel Tax, General Obligation Unlimited, Ser. B, 5.00%, 7/1/24	Aa1		125,733
250,000	Washington State, Water Utility Improvements, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	Aa1		305,657
				1,942,238
	WEST VIRGINIA (0.3%)
175,000	West Virginia School Building Authority, Revenue Bonds, 5.00%, 7/1/17	A1		180,504

	WISCONSIN (1.3%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa2		161,470
165,000	Wisconsin Department of Transportation, Revenue Bonds, Ser. 2, 5.00%, 7/1/24	Aa2		199,751
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	237,830
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	295,410
				894,461

10

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value

	WYOMING (0.4%)
$220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A	*	$244,594

	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.6%) (Cost $62,720,662)			$65,896,039
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)			956,216
	NET ASSETS (3) (100.0%)			$66,852,255
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($66,852,255 ÷ 6,581,118 shares outstanding)			$10.16

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	For federal income tax purposes, the aggregate cost was $62,720,662, aggregate gross unrealized appreciation was $3,235,758, aggregate gross unrealized depreciation was $60,381 and the net unrealized appreciation was $3,175,377.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance.
MBIA	Municipal Bond Investors Assurance Corporation.
NATL-RE	National Public Finance Guarantee Corporation.
PSF-GTD	Permanent School Fund Guaranteed.

11

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities*	$—	$65,896,039	$—	$65,896,039
Total Investments in Securities	$—	$65,896,039	$—	$65,896,039

* See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016